Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jul. 31, 2024	Apr. 30, 2024
Current assets
Cash	$ 3,913	$ 3,459
Amounts receivable, net	2,509	3,790
Taxes receivable	324	414
Inventory	1,869	2,139
Unbilled revenue	684	277
Prepaid expenses	1,720	1,408
Total current assets	11,019	11,487
Restricted cash	87	86
Deposit on equipment	485	475
Property and equipment	16,437	16,696
Intangible assets	23,424	23,557
Goodwill	7,847	7,687
Total assets	59,299	59,988
Current liabilities
Accounts payable and accrued liabilities	4,816	4,372
Deferred revenue	1,301	1,353
Income taxes payable	560	553
Leases	1,605	1,563
Deferred acquisition payments	292	284
Debentures, net	2,599	0
Current liabilities	11,173	8,125
Leases	11,896	12,118
Deferred income tax liability	3,376	4,067
Total liabilities	26,445	24,310
SHAREHOLDERS' EQUITY
Share capital	120,264	119,773
Contributed surplus	12,552	12,387
Accumulated other comprehensive loss	2,597	2,078
Accumulated deficit	(102,559)	(98,560)
Equity	32,854	35,678
Total liabilities and shareholders' equity	$ 59,299	$ 59,988